PLANT AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (364,867)	$ (304,482)
Plant and equipment, net	133,558	164,381
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	399,381	468,863
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 99,044